Other current operating liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	SFr 184.4	SFr 81.2
Accrued personnel expenses	17.1	20.0
Indirect taxes (VAT/GST) payables	42.5	24.0
Social security payables	17.1	6.7
Other payables	25.4	16.5
Other current operating liabilities	12.8	8.0
Other current operating liabilities	SFr 299.3	SFr 156.4